Schedule of Investments (unaudited)	iShares® Global REIT ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.4%
BWP Trust	962,796	$3,176,433
Charter Hall Long Wale REIT	905,393	3,209,342
Charter Hall Retail REIT	954,812	2,607,983
Cromwell Property Group	2,969,005	1,845,155
Dexus	2,149,994	14,862,744
GPT Group (The)	3,852,182	12,768,136
Mirvac Group	7,763,039	14,175,738
National Storage REIT	1,935,103	2,835,792
Scentre Group	10,243,993	21,456,993
Shopping Centres Australasia Property Group	2,116,592	3,783,816
Stockland	4,706,089	16,067,825
Vicinity Centres	7,404,808	8,720,856
Waypoint REIT	1,546,774	3,049,980
		108,560,793
Belgium — 1.5%
Aedifica SA.	65,249	7,903,320
Ascencio	10,061	605,655
Befimmo SA	42,715	1,821,495
Cofinimmo SA	53,055	7,953,935
Intervest Offices & Warehouses NV	48,478	1,307,489
Leasinvest Real Estate SCA	5,118	497,429
Montea C.V.A.	25,746	3,146,649
Retail Estates NV	19,987	1,461,789
Warehouses De Pauw CVA	264,841	9,536,828
Xior Student Housing NV(a)	31,603	1,935,082
		36,169,671
Canada — 3.2%
Allied Properties REIT	240,342	6,827,673
Artis REIT	235,619	1,916,381
Boardwalk REIT	74,493	2,018,825
Canadian Apartment Properties REIT	334,475	13,405,707
Choice Properties REIT	501,113	5,072,129
Cominar REIT	332,039	2,094,982
Crombie REIT(a)	180,792	2,015,326
Dream Industrial REIT	300,008	2,977,887
Dream Office REIT	86,009	1,292,710
First Capital Real Estate Investment Trust	425,333	4,907,752
Granite REIT	114,233	6,697,759
H&R Real Estate Investment Trust	557,228	5,304,233
InterRent REIT	224,232	2,473,231
Killam Apartment REIT	193,022	2,653,306
NorthWest Healthcare Properties REIT	295,716	2,983,897
RioCan REIT	624,526	8,325,710
SmartCentres Real Estate Investment Trust	255,166	4,700,032
Summit Industrial Income REIT	246,410	2,553,891
WPT Industrial Real Estate Investment Trust	107,601	1,687,184
		79,908,615
China — 0.0%
Yuexiu REIT	2,489,000	1,203,757

France — 2.4%
Carmila SA	78,222	1,071,960
Covivio	99,263	8,182,345
Gecina SA	102,883	14,699,125
ICADE	63,599	4,593,489
Klepierre SA	367,266	8,865,824
Mercialys SA	121,322	1,102,508
Security	Shares	Value
France (continued)
Unibail-Rodamco-Westfield(a)	266,309	$22,485,947
		61,001,198
Germany — 0.3%
alstria office REIT-AG	354,167	6,109,940
Hamborner REIT AG	145,298	1,648,191
		7,758,131
Hong Kong — 1.6%
Champion REIT	4,019,000	2,311,721
Hui Xian Real Estate Investment Trust(a)	4,764,000	1,279,443
Link REIT	4,057,700	35,428,373
		39,019,537
Ireland — 0.1%
Hibernia REIT PLC	1,356,613	1,806,372
Irish Residential Properties REIT PLC	870,470	1,529,194
		3,335,566
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	147,470	648,564

Japan — 9.4%
Activia Properties Inc.	1,373	5,494,885
Advance Residence Investment Corp.	2,537	7,512,011
AEON REIT Investment Corp.	3,056	4,028,158
Comforia Residential REIT Inc.	1,231	3,497,994
Daiwa House REIT Investment Corp.	3,954	10,623,814
Daiwa Office Investment Corp.	535	3,459,525
Daiwa Securities Living Investments Corp.	3,693	3,541,499
Frontier Real Estate Investment Corp.	893	3,659,172
Fukuoka REIT Corp.	1,407	2,144,870
Global One Real Estate Investment Corp.	1,903	1,983,068
GLP J-REIT	8,056	12,911,761
Hulic Reit Inc.	2,282	3,465,667
Ichigo Office REIT Investment Corp.	2,357	1,805,544
Industrial & Infrastructure Fund Investment Corp.	3,716	6,679,891
Invesco Office J-Reit Inc.	17,213	2,497,402
Invincible Investment Corp.	9,693	3,226,525
Japan Excellent Inc.	2,469	3,002,089
Japan Hotel REIT Investment Corp.	8,809	4,417,331
Japan Logistics Fund Inc.	1,687	5,043,517
Japan Prime Realty Investment Corp.	1,755	6,193,920
Japan Real Estate Investment Corp.	2,562	15,588,080
Japan Retail Fund Investment Corp.	5,143	9,726,482
Kenedix Office Investment Corp.	743	4,790,343
Kenedix Residential Next Investment Corp.	1,833	3,188,207
Kenedix Retail REIT Corp.	1,056	2,555,904
LaSalle Logiport REIT	3,195	5,010,927
MCUBS MidCity Investment Corp.	3,277	3,079,964
Mitsubishi Estate Logistics REIT Investment Corp.	657	2,610,554
Mitsui Fudosan Logistics Park Inc.	1,011	5,060,070
Mori Hills REIT Investment Corp.	3,041	4,234,947
Mori Trust Sogo REIT Inc.	1,950	2,574,048
Nippon Accommodations Fund Inc.	899	4,946,024
Nippon Building Fund Inc.	2,902	17,518,162
Nippon Prologis REIT Inc.	4,221	13,768,294
Nippon REIT Investment Corp.	847	3,009,542
Nomura Real Estate Master Fund Inc.	8,842	13,419,875
Orix JREIT Inc.	5,194	8,691,808
Premier Investment Corp.	2,514	3,167,263
Sekisui House Reit Inc.	7,939	5,740,315
Tokyu REIT Inc.	1,726	2,728,430

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
United Urban Investment Corp.	5,842	$7,940,366
		234,538,248
Malaysia — 0.2%
Axis Real Estate Investment Trust	2,340,100	1,140,383
IGB REIT	3,612,100	1,519,003
Pavilion REIT	1,760,700	601,055
Sunway REIT	3,292,800	1,156,655
		4,417,096
Mexico — 0.5%
Concentradora Fibra Danhos SA de CV	509,715	616,492
Fibra Uno Administracion SA de CV	5,780,313	6,542,456
Macquarie Mexico Real Estate Management SA de CV(b)	1,470,250	1,850,217
PLA Administradora Industrial S. de RL de CV(a)	1,590,709	2,270,812
Prologis Property Mexico SA de CV	914,448	1,849,380
		13,129,357
Netherlands — 0.2%
Eurocommercial Properties NV(c)	95,187	1,838,719
NSI NV	37,094	1,529,974
Vastned Retail NV	34,570	980,679
Wereldhave NV(a)(c)	80,846	1,188,459
		5,537,831
New Zealand — 0.3%
Goodman Property Trust	2,184,521	3,558,108
Kiwi Property Group Ltd.	3,151,716	2,930,160
		6,488,268
Saudi Arabia — 0.1%
Al Maather REIT Fund	75,609	174,168
Al Rajhi REIT	237,495	624,329
Alahli REIT Fund 1	104,798	252,862
Alkhabeer REIT	77,399	197,070
Jadwa REIT Saudi Fund	250,625	955,526
Musharaka Real Estate Income Fund, NVS	150,050	378,050
Riyad REIT Fund	311,076	709,112
Sedco Capital REIT Fund	82,429	202,185
		3,493,302
Singapore — 3.7%
Ascendas REIT	6,451,514	14,972,996
Ascott Residence Trust	3,517,132	2,782,751
CapitaLand China Trust(a)	1,567,930	1,630,430
CapitaLand Integrated Commercial Trust	8,606,426	13,878,194
CDL Hospitality Trusts	1,569,000	1,454,201
First REIT	1,274,000	206,397
Fortune REIT	2,679,000	2,394,355
Frasers Centrepoint Trust	2,103,870	4,105,963
Frasers Logistics & Commercial Trust(a)	5,153,600	5,592,031
Keppel DC REIT(a)	2,392,133	5,371,529
Keppel REIT	3,909,200	3,593,719
Manulife US Real Estate Investment Trust	2,919,100	2,145,538
Mapletree Commercial Trust	4,291,991	6,694,613
Mapletree Industrial Trust	3,243,100	7,013,561
Mapletree Logistics Trust	5,479,317	8,175,004
Mapletree North Asia Commercial Trust	4,412,000	3,258,051
Parkway Life REIT	763,400	2,387,243
Sasseur Real Estate Investment Trust(a)	1,160,100	716,813
Suntec REIT	4,088,200	4,928,883
		91,302,272

Security	Shares	Value
South Africa — 0.5%
Attacq Ltd.	1,379,755	$440,898
Emira Property Fund Ltd.	652,359	295,571
Equites Property Fund Ltd.	1,144,372	1,274,185
Growthpoint Properties Ltd.	6,458,892	5,200,583
Hyprop Investments Ltd.	501,217	826,455
Redefine Properties Ltd.(c)	11,418,760	2,533,709
SA Corporate Real Estate Ltd.	4,962,385	547,255
Stor-Age Property REIT Ltd.	676,105	597,389
Vukile Property Fund Ltd.	1,749,154	799,481
		12,515,526
Spain — 0.5%
Inmobiliaria Colonial Socimi SA	644,744	6,227,231
Lar Espana Real Estate Socimi SA	135,633	762,110
Merlin Properties Socimi SA	662,201	6,363,658
		13,352,999
Thailand — 0.1%
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust(a)	3,149,202	1,262,627
Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS(c)	329,782	153,177
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,689,042	1,218,139
Halk Gayrimenkul Yatirim Ortakligi AS	386,425	211,254
Is Gayrimenkul Yatirim Ortakligi AS(c)	1,096,824	366,685
Torunlar Gayrimenkul Yatirim Ortakligi AS(c)	281,338	146,094
		2,095,349
United Kingdom — 5.6%
Assura PLC	5,179,493	5,156,548
Big Yellow Group PLC	318,190	4,832,540
BMO Commercial Property Trust	1,042,260	1,116,361
BMO Real Estate Investments Ltd.	469,078	457,338
British Land Co. PLC (The)	1,825,047	11,245,116
Capital & Counties Properties PLC	1,451,653	2,790,774
Civitas Social Housing PLC	1,238,839	1,833,865
Custodian REIT PLC	766,878	979,361
Derwent London PLC	199,143	8,674,252
Empiric Student Property PLC	1,183,651	1,191,411
GCP Student Living PLC	906,622	1,832,601
Great Portland Estates PLC	503,874	4,514,085
Hammerson PLC	7,617,901	2,422,745
Impact Healthcare REIT PLC	479,382	757,030
Land Securities Group PLC	1,402,733	11,840,555
LondonMetric Property PLC	1,734,994	5,436,851
LXI REIT PLC	1,022,838	1,755,701
NewRiver REIT PLC	595,614	677,219
Picton Property Income Ltd. (The)	1,069,588	1,211,726
Primary Health Properties PLC	2,572,439	5,129,151
RDI REIT PLC	517,790	647,748
Regional REIT Ltd.(b)	717,130	805,536
Safestore Holdings PLC	403,957	4,495,955
Schroder REIT Ltd.(a)	987,930	539,937
Segro PLC	2,352,294	30,822,285
Shaftesbury PLC(c)	492,930	3,787,208
Standard Life Investment Property Income Trust Ltd.	805,470	644,840
Target Healthcare REIT PLC	905,638	1,432,653
Triple Point Social Housing REIT PLC(b)	733,319	1,067,413
Tritax Big Box REIT PLC	3,370,763	8,535,382
UK Commercial Property REIT Ltd.	1,453,993	1,305,792
UNITE Group PLC (The)(c)	626,311	8,256,483

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Workspace Group PLC	266,358	$2,617,033
		138,813,495
United States — 64.9%
Acadia Realty Trust	156,924	2,275,398
Agree Realty Corp.	107,084	6,767,709
Alexander’s Inc.	4,203	1,123,042
Alexandria Real Estate Equities Inc.	263,965	44,111,191
American Assets Trust Inc.	98,788	2,729,512
American Campus Communities Inc.	269,422	11,089,410
American Finance Trust Inc.	215,747	1,570,638
American Homes 4 Rent, Class A	537,010	16,233,812
Americold Realty Trust	401,439	14,014,235
Apartment Income REIT Corp.(c)	291,713	11,309,713
Apartment Investment & Management Co., Class A	294,214	1,350,442
Apple Hospitality REIT Inc.	414,210	5,169,341
Armada Hoffler Properties Inc.	112,560	1,210,020
AvalonBay Communities Inc.	277,435	45,407,786
Boston Properties Inc.	306,686	27,991,231
Brandywine Realty Trust	334,185	3,676,035
Brixmor Property Group Inc.	583,081	9,871,561
Brookfield Property REIT Inc., Class A	77,584	1,346,082
Camden Property Trust	185,665	18,965,680
CareTrust REIT Inc.	182,229	4,092,863
Centerspace	25,746	1,800,675
Colony Capital Inc.	940,856	4,666,646
Columbia Property Trust Inc.	224,670	3,055,512
Community Healthcare Trust Inc.	43,853	1,961,106
Corporate Office Properties Trust	220,927	5,803,752
Cousins Properties Inc.	292,099	9,212,802
CubeSmart	380,943	13,272,054
CyrusOne Inc.	236,933	17,284,262
DiamondRock Hospitality Co.	379,806	3,114,409
Digital Realty Trust Inc.	550,672	79,269,234
Diversified Healthcare Trust	467,027	1,877,449
Douglas Emmett Inc.	328,318	9,097,692
Duke Realty Corp.	726,305	28,732,626
Easterly Government Properties Inc.	163,090	3,579,826
EastGroup Properties Inc.	76,808	10,379,833
Empire State Realty Trust Inc., Class A	284,630	2,806,452
EPR Properties	145,262	5,758,186
Equity Commonwealth	230,280	6,565,283
Equity LifeStyle Properties Inc.	342,693	20,849,442
Equity Residential	724,655	44,667,734
Essential Properties Realty Trust Inc.	203,686	4,240,743
Essex Property Trust Inc.	128,537	30,798,751
Extra Space Storage Inc.	248,520	28,279,091
Federal Realty Investment Trust	148,099	12,967,548
First Industrial Realty Trust Inc.	252,850	10,275,824
Four Corners Property Trust Inc.	141,563	3,731,601
Franklin Street Properties Corp.	209,172	859,697
Gaming and Leisure Properties Inc.	429,506	17,665,582
Getty Realty Corp.	67,918	1,804,581
Global Net Lease Inc.	176,924	2,850,246
Healthcare Realty Trust Inc.	264,713	7,944,037
Healthcare Trust of America Inc., Class A	427,839	12,086,452
Healthpeak Properties Inc.	1,062,985	31,517,505
Highwoods Properties Inc.	202,782	7,602,297
Host Hotels & Resorts Inc.	1,378,099	18,673,241
Hudson Pacific Properties Inc.	296,039	6,939,154
Independence Realty Trust Inc.	186,290	2,473,931
Security	Shares	Value
United States (continued)
Industrial Logistics Properties Trust	127,413	$2,702,430
Innovative Industrial Properties Inc.	42,507	7,953,910
Invitation Homes Inc.	1,105,935	32,602,964
JBG SMITH Properties	239,995	7,166,251
Kilroy Realty Corp.	226,781	12,842,608
Kimco Realty Corp.	813,035	13,423,208
Kite Realty Group Trust	163,116	2,600,069
Lexington Realty Trust	535,263	5,486,446
Life Storage Inc.	142,627	11,635,470
LTC Properties Inc.	76,315	2,948,812
Macerich Co. (The)(a)	293,579	4,609,190
Mack-Cali Realty Corp.	170,985	2,176,639
Medical Properties Trust Inc.	1,110,343	23,439,341
Mid-America Apartment Communities Inc.	224,494	29,801,578
Monmouth Real Estate Investment Corp.	187,646	3,251,905
National Health Investors Inc.	84,202	5,459,658
National Retail Properties Inc.	340,533	13,280,787
National Storage Affiliates Trust	122,565	4,478,525
NexPoint Residential Trust Inc.	42,997	1,697,092
Office Properties Income Trust	94,175	2,179,210
Omega Healthcare Investors Inc.	442,861	16,040,425
Paramount Group Inc.	373,166	3,317,446
Park Hotels & Resorts Inc.	464,058	7,740,487
Pebblebrook Hotel Trust	255,621	4,698,314
Physicians Realty Trust	408,472	7,201,361
Piedmont Office Realty Trust Inc., Class A	248,722	3,825,344
Prologis Inc.	1,453,086	149,958,475
PS Business Parks Inc.	39,315	5,351,558
Public Storage	297,315	67,674,840
QTS Realty Trust Inc., Class A	125,549	8,173,240
Realty Income Corp.	693,021	40,929,820
Regency Centers Corp.	331,676	15,648,474
Retail Opportunity Investments Corp.	226,921	3,197,317
Retail Properties of America Inc., Class A	420,137	3,869,462
Rexford Industrial Realty Inc.	243,832	11,933,138
RLJ Lodging Trust(a)	321,251	4,147,350
RPT Realty	159,665	1,476,901
Ryman Hospitality Properties Inc.	99,129	6,428,516
Sabra Health Care REIT Inc.	402,048	6,750,386
Safehold Inc.(a)	35,311	2,598,183
Service Properties Trust	321,355	3,409,577
Simon Property Group Inc.	637,670	59,258,673
SITE Centers Corp.	300,239	3,329,651
SL Green Realty Corp.	144,046	9,720,206
Spirit Realty Capital Inc.	213,925	8,248,948
STAG Industrial Inc.	294,201	8,767,190
STORE Capital Corp.	475,123	14,738,315
Summit Hotel Properties Inc.	204,082	1,653,064
Sun Communities Inc.	208,503	29,843,034
Sunstone Hotel Investors Inc.	422,907	4,525,105
Tanger Factory Outlet Centers Inc.	178,259	2,750,536
Terreno Realty Corp.	130,639	7,391,555
UDR Inc.	577,322	22,198,031
Universal Health Realty Income Trust	25,350	1,512,888
Urban Edge Properties	227,536	3,137,721
Ventas Inc.	735,775	33,897,154
VEREIT Inc.	431,042	15,185,610
VICI Properties Inc.	1,053,670	26,636,778
Vornado Realty Trust	345,352	13,731,196
Washington REIT	161,656	3,546,733

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Weingarten Realty Investors	238,721	$5,373,610
Welltower Inc.	824,416	49,959,610
WP Carey Inc.	342,682	22,754,085
Xenia Hotels & Resorts Inc.	220,492	3,190,519
		1,620,227,876
Total Common Stocks — 99.6%
(Cost: $2,562,800,616)		2,484,780,078

Rights

Singapore — 0.0%
First REIT (Expires 02/16/21)(c)	1,232,056	13,926
Total Rights — 0.0%
(Cost: $0)		13,926

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	19,717,817	19,729,648
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	4,840,000	$4,840,000
		24,569,648
Total Short-Term Investments — 1.0%
(Cost: $24,556,988)		24,569,648
Total Investments in Securities — 100.6%
(Cost: $2,587,357,604)		2,509,363,652
Other Assets, Less Liabilities — (0.6)%		(13,924,689)
Net Assets — 100.0%		$2,495,438,963

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,298,609	$—		$(12,546,946	)(a)	$(5,301)	$(16,714)	$19,729,648	19,717,817	$907,322	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,440,000	1,400,000	(a)	—		—	—	4,840,000	4,840,000	3,783		—
						$(5,301)	$(16,714)	$24,569,648		$911,105		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	9	03/18/21	$1,129	$(12,772)
Dow Jones U.S. Real Estate Index	267	03/19/21	8,897	30,206
				$17,434

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,484,780,078	$—	$—	$2,484,780,078
Rights	—	13,926	—	13,926
Money Market Funds	24,569,648	—	—	24,569,648
	$2,509,349,726	$13,926	$—	$2,509,363,652
Derivative financial instruments(a)
Assets
Futures Contracts	$30,206	$—	$—	$30,206
Liabilities
Futures Contracts	(12,772)	—	—	(12,772)
	$17,434	$—	$—	$17,434

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust